Fair Value Measurement	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement
3.	FAIR VALUE MEASUREMENT

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2018 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2018
	RMB	RMB	RMB	RMB	US$
Cash equivalents
Money market fund	7,295	—	—	7,295	1,061
Short-term investments
Term deposits	—	1,732,110	—	1,732,110	251,925
Money market fund	—	24,394	—	24,394	3,548
Adjustable-rate financial products	—	8,092,984	—	8,092,984	1,177,076
Restricted cash, non-current	—	5,000	—	5,000	727
Other non-current assets
Warrant	—	—	36,375	36,375	5,291

	7,295	9,854,488	36,375	9,898,158	1,439,628

	Fair Value Measurement at December 31, 2017 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2017
	RMB	RMB	RMB	RMB
Cash equivalents
Time deposits	—	694,500	—	694,500
Money market fund	34,105	—	—	34,105
Short-term investments
Term deposits	—	842,912	—	842,912
Money market fund	—	10,042		10,042
Adjustable-rate financial products	—	6,389,682	—	6,389,682

	34,105	7,937,136	—	7,971,241

Other financial instruments

The followings are other financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.

Financial assets including accounts receivable, amounts due from related parties and prepaid expenses and other current assets are not measured at fair value in the consolidated balance sheets, and the carrying values approximated fair value due to their short-term maturity. Financial liabilities including accrued expense and other payables, and amounts due to related parties are also not measured at fair value in the consolidated balance sheets, and the carrying values approximated fair value due to their short-term maturity.

Assets and liabilities measured at fair value on a nonrecurring basis

The Group measures certain assets, including long-term investments, goodwill and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired (Level 3). The fair values of these assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.